Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 75,191	$ 19,228	$ 20,904
Short-term investments, at fair value	29,317	0
Accounts receivable	1,516	4,925	6,383
Other receivables	24,966	18,024	15,949
Prepaid expenses	9,815	1,605	1,763
Other current assets	4	609	1,757
Total current assets	140,809	44,391	46,756
Long-term investments, at fair value	20,485	0
Property, equipment, net	9,358	6,182	7,280
Equity method investment	4,856	5,202	1,486
Intangible assets, net	3,048	3,048	0
Other non-current assets	3,069	1,607	2,212
Total assets	181,625	60,430	57,734
Current liabilities
Trade payables	6,266	4,413	7,373
Accrued expenses	16,121	10,395	6,852
Long term debt, current portion	28,590	0	1,952
Other current liabilities	923	998	3,569
Total current liabilities	51,900	15,806	19,746
Long-term debt	0	74,804	0
Warrant liabilities	13,789	0
Other long-term liabilities	2,442	1,127	1,729
Total liabilities	68,131	91,737	21,475
Commitments and contingencies (Note 15)
Shareholders' equity (deficit)
Ordinary shares, $0.000004 par value; 12,417,500,000 and 139,033,366 authorized as of September 30, 2021 and December 31, 2020, respectively; 126,675,098 and 83,539,382 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	0	0	0
Additional paid-in-capital	499,683	201,576	188,865
Accumulated deficit	(386,189)	(232,883)	(152,606)
Total shareholders' equity (deficit)	113,494	(31,307)	36,259
Total liabilities and shareholders' equity (deficit)	$ 181,625	$ 60,430	$ 57,734